LIQUID INSTITUTIONAL RESERVES
                               MONEY MARKET FUND
                           GOVERNMENT SECURITIES FUND
                            TREASURY SECURITIES FUND

   SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 1, 2000


                                                                   March 5, 2001

Dear Investor,

The address for the transfer and dividend agent which appears on page 25 under the caption "Custodian; Transfer and Dividend Agent" is changed to the following: PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809. Similarly, the reference to the Massachusetts office of the transfer agent which appears on page 20 under "Valuation of Shares" is revised to refer instead to the transfer agent's Delaware office.

                                                                           ZS-88